21. Provisions for pensions and similar obligations (Details 17)	12 Months Ended
Dec. 31, 2020 yr
Cabesp [Member]
Statement Line Items [Line Items]
Plans	15.03
Bandepe [Member]
Statement Line Items [Line Items]
Plans	14.98
Free Clinic [Member]
Statement Line Items [Line Items]
Plans	11.47
Lifetime officers [Member]
Statement Line Items [Line Items]
Plans	9.27
Health officers [Member]
Statement Line Items [Line Items]
Plans	25.65
Banco ABN Amro [Member]
Statement Line Items [Line Items]
Plans	13.47
Banco Real [Member]
Statement Line Items [Line Items]
Plans	11.92
Life Insurance [Member]
Statement Line Items [Line Items]
Plans	7.99